ASSET UNDER DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Extractive Industries [Abstract]
Schedule of assets under development

(in thousands of $)	2023	2022
Balance as of January 1,	1,152,032	877,838
Additions	338,327	221,184
Interest costs capitalized	72,469	53,010
Balance as of December 31,	1,562,828	1,152,032

Schedule of contractual obligations by fiscal year maturity	As of December 31, 2023, the estimated timing of the outstanding payments are as follows:

(in thousands of $)
Period ending December 31,
2024	278,121
2025	14,057
Total	292,178